Jul. 09, 2018
SA Global Index Allocation 90/10 Portfolio
SA Global Index Allocation 90/10 Portfolio
SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolios”) Supplement dated July 9, 2018, to the Portfolios’ Prospectus dated May 1, 2018 Effective May 1, 2018:
The chart following the third paragraph of the section titled “Portfolio Summary: SA Global Index Allocation 90/10 Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

Underlying Portfolios	% of Total Portfolio

Equity	90%
SA Large Cap Index Portfolio	32%
SA Mid Cap Index Portfolio	8%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	40%
SA Emerging Markets Equity Index Portfolio	5%

Fixed Income	10%
SA Fixed Income Index Portfolio	5%
SA Fixed Income Intermediate Index Portfolio	5%

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.